Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 5,116	SFr 4,416
Property, plant and equipment, end of period	4,259	5,116	SFr 4,416
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	12,666	10,133
Additions	936	2,610
Transfers	0
Disposals		(77)
Property, plant and equipment, end of period	13,602	12,666	10,133
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(7,550)	(5,717)
Depreciation expense	(1,793)	(1,897)	(1,500)
Disposals		64
Property, plant and equipment, end of period	(9,343)	(7,550)	(5,717)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	159	153
Property, plant and equipment, end of period	126	159	153
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	265	214
Additions	20	51
Transfers	0
Disposals		0
Property, plant and equipment, end of period	285	265	214
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(106)	(61)
Depreciation expense	(53)	(45)
Disposals		0
Property, plant and equipment, end of period	(159)	(106)	(61)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	438	527
Property, plant and equipment, end of period	310	438	527
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,754	1,497
Additions	151	250
Transfers	4	7
Disposals		0
Property, plant and equipment, end of period	1,909	1,754	1,497
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,316)	(970)
Depreciation expense	(283)	(346)
Disposals		0
Property, plant and equipment, end of period	(1,599)	(1,316)	(970)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	3,403	3,276
Additions	800
Property, plant and equipment, end of period	SFr 2,748	3,403	3,276
Percentage of increase in equipment	7.00%
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 9,142	7,681
Additions	576	1,268
Transfers	47	270
Disposals		(77)
Property, plant and equipment, end of period	9,765	9,142	7,681
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(5,739)	(4,405)
Depreciation expense	(1,278)	(1,398)
Disposals		64
Property, plant and equipment, end of period	(7,017)	(5,739)	(4,405)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	421	183
Property, plant and equipment, end of period	1,072	421	183
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	810	464
Additions	184	346
Transfers	646
Disposals		0
Property, plant and equipment, end of period	1,640	810	464
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(389)	(281)
Depreciation expense	(179)	(108)
Disposals		0
Property, plant and equipment, end of period	(568)	(389)	(281)
Assets under construction
Property, plant and equipment:
Property, plant and equipment, beginning of period	695
Property, plant and equipment, end of period	3	695
Assets under construction | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	695
Additions	5
Transfers	(697)
Property, plant and equipment, end of period	3	695
Assets Under Construction
Property, plant and equipment:
Property, plant and equipment, beginning of period	695	277
Property, plant and equipment, end of period		695	277
Assets Under Construction | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 695	277
Additions		695
Transfers		(277)
Disposals		0
Property, plant and equipment, end of period		695	SFr 277
Assets Under Construction | Accumulated depreciation
Property, plant and equipment:
Disposals		SFr 0